Segment information - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Segment information
Number of reportable segments	4
Number of operating segments	4
Customer 1
Segment information
Net sales from largest customer (as a percent)		11.00%